Derivatives and hedging activities (Details 6) - CHF (SFr) SFr in Billions	Dec. 31, 2023	Dec. 31, 2022
Hedged items in fair value hedges [Line Items]
Hedged Liability, Fair Value Hedge	SFr 64.1	SFr 72.0
Hedged Liability, Statement of Financial Position [Extensible Enumeration]	Long-term Debt	Long-term Debt
Investment securities
Hedged items in fair value hedges [Line Items]
Hedged Asset, Fair Value Hedge	SFr 0.0	SFr 0.8
Hedged Asset, Statement of Financial Position [Extensible Enumeration]	Debt Securities, Available-for-sale and Held-to-maturity	Debt Securities, Available-for-sale and Held-to-maturity
Hedged Asset, Fair Value Hedge, Cumulative Increase (Decrease)	SFr 0.0	SFr (0.1)
Hedged Asset, Discontinued Fair Value Hedge, Cumulative Increase (Decrease)	0.0	0.0
Long-term debt
Hedged items in fair value hedges [Line Items]
Hedged Liability, Fair Value Hedge, Cumulative Increase (Decrease)	0.6	(1.0)
Hedged Liability, Discontinued Fair Value Hedge, Cumulative Increase (Decrease)	(3.7)	(4.4)
Net loans
Hedged items in fair value hedges [Line Items]
Hedged Asset, Fair Value Hedge	SFr 40.8	SFr 29.0
Hedged Asset, Statement of Financial Position [Extensible Enumeration]	Financing Receivable and Fair value Loans, Net Reported amount	Financing Receivable and Fair value Loans, Net Reported amount
Hedged Asset, Fair Value Hedge, Cumulative Increase (Decrease)	SFr 0.8	SFr (1.3)
Hedged Asset, Discontinued Fair Value Hedge, Cumulative Increase (Decrease)	SFr (1.6)	SFr (0.7)